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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   Form 13F

                              Form 13F COVER PAGE

                               -----------------

Report for the Calendar Year or Quarter: September 30, 2005

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_]is a restatement.
                                  [_]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:... Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

  /s/ John D. Doyle, Jr.        Lynchburg, VA                10/20/05
  ----------------------        -------------                --------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:.....          0
                                        ----------
Form 13F Information Table Entry Total:         68
                                        ----------
Form 13F Information Table Value Total:    149,940
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                     Title of             Value   Shrs or                 Investment Voting  Authority
   Name of Issuer     Class     CUSIP   (x $1000) Pm Amt  SH/PRN Put/Call Discretion  Sole    Shared   None
   --------------    -------- --------- --------- ------- ------ -------- ---------- ------- --------- ----
ADM.................  common  039483102     607    24,609                    Sole     24,609
Abbott Labs.........  common  002824100   3,383    79,789                    Sole     79,789
Air Products &
  Chemicals.........  common  009158106   3,321    60,225                    Sole     60,225
Alcoa...............  common  013817101   1,791    73,350                    Sole     73,350
Alltel..............  common  020039103   2,920    44,847                    Sole     44,847
Altria Group........  common  02209S103     737     9,994                    Sole      9,994
American Standard...  common  029712106   2,162    46,450                    Sole     46,450
Amgen...............  common  031162100   1,660    20,839                    Sole     20,839
Amsouth Bancorp.....  common  032165102     608    24,057                    Sole     24,057
Bank of America.....  common  060505104   5,903   140,222                    Sole    140,222
BB&T................  common  054937107   2,817    72,129                    Sole     72,129
Bausch & Lomb.......  common  071707103     760     9,425                    Sole      9,425
Bell South..........  common  079860102     484    18,418                    Sole     18,418
Biomet..............  common  090613100     512    14,763                    Sole     14,763
Boeing..............  common  097023105   1,421    20,917                    Sole     20,917
BP..................  common  055622104   2,027    28,607                    Sole     28,607
Burlington Resources  common  122014103   3,881    47,725                    Sole     47,725
Chesapeake Energy...  common  165167107     377     9,850                    Sole      9,850
ChevronTexaco.......  common  166764100   1,134    17,525                    Sole     17,525
Cisco Systems.......  common  17275R102   1,017    56,757                    Sole     56,757
Citigroup...........  common  172967101     206     4,525                    Sole      4,525
Clorox..............  common  189054109     527     9,487                    Sole      9,487
Coca-Cola...........  common  191216100     680    15,745                    Sole     15,745
Comcast Class A.....  common  20030N101     701    23,864                    Sole     23,864
Commerce Bancorp....  common  200519106     539    17,554                    Sole     17,554
Conoco Phillips.....  common  20825C104   3,143    44,955                    Sole     44,955
Consolidated Edison.  common  209115104     218     4,500                    Sole      4,500
Cooper Companies....  common  216648402   1,300    16,975                    Sole     16,975
Dell Computer.......  common  247025109   2,605    76,165                    Sole     76,165
Dow Chemical........  common  260543103   2,154    51,700                    Sole     51,700
DuPont..............  common  263534109     363     9,266                    Sole      9,266
Exxon-- Mobil.......  common  30231G102  12,033   189,384                    Sole    189,384
Fedex Corp..........  common  31428X106   3,051    35,016                    Sole     35,016
GE..................  common  369604103   8,800   261,349                    Sole    261,349
Gillette............  common  375766102     321     5,520                    Sole      5,520
Health Care REIT....  common  42217K106     643    17,334                    Sole     17,334
Home Depot..........  common  437076102     865    22,670                    Sole     22,670
Ingersoll Rand......  common  G4776G101   3,996   104,530                    Sole    104,530
Intel...............  common  458140100   1,780    72,228                    Sole     72,228
International Bus.
  Mach..............  common  459200101   1,047    13,046                    Sole     13,046

                    Title of              Value   Shrs or                 Investment Voting  Authority
  Name of Issuer     Class      CUSIP   (x $1000) Pm Amt  SH/PRN Put/Call Discretion  Sole    Shared   None
  --------------    --------- --------- --------- ------- ------ -------- ---------- ------- --------- ----
Jefferson Pilot....    common 475070108   3,645    71,235                    Sole     71,235
Johnson Controls...    common 478366107   1,879    30,275                    Sole     30,275
Johnson & Johnson..    common 478160104   6,132    96,909                    Sole     96,909
Kimberly Clark.....    common 494368103     665    11,175                    Sole     11,175
Lowes..............    common 548661107   3,170    49,225                    Sole     49,225
3M.................    common 604059105   4,591    62,579                    Sole     62,579
Medtronic.......... preferred 585055106   2,279    42,505                    Sole     42,505
Met Life...........    common 59156R108     446     8,942                    Sole      8,942
Modine.............    common 607828100     413    11,255                    Sole     11,255
National Fuel Gas..    common 636180101     815    23,842                    Sole     23,842
Norfolk Southern...    common 655844108   1,822    44,931                    Sole     44,931
PepsiCo............    common 713448108   4,976    87,740                    Sole     87,740
Pfizer.............    common 717081103     200     8,000                    Sole      8,000
Plum Creek Timber..    common 729251108   1,295    34,150                    Sole     34,150
Procter & Gamble...    common 742718109   8,592   144,508                    Sole    144,508
Progress Energy....    common 743263105   1,085    24,256                    Sole     24,256
Royal Caribbean
  Cruises..........    common V7780T103   1,234    28,575                    Sole     28,575
SBC Communications.    common 78387G103     773    32,239                    Sole     32,239
Sprint Nextel......    common 852061100     672    28,279                    Sole     28,279
SunTrust Bank......    common 867914103   1,728    24,888                    Sole     24,888
Symantec Corp......    common 871503108   1,366    60,262                    Sole     60,262
Sysco Corp.........    common 871829107   1,337    42,631                    Sole     42,631
US Bancorp.........    common 902973304   2,486    88,525                    Sole     88,525
United Technologies    common 913017109   4,080    78,707                    Sole     78,707
Verizon............    common 92343V104   2,167    66,280                    Sole     66,280
Wachovia...........    common 929771103   6,516   136,921                    Sole    136,921
Walgreen...........    common 931422109   2,774    63,855                    Sole     63,855
Wythe..............    common 983024100     308     6,663                    Sole      6,663